Cover	Mar. 29, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 29, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	000-56148
Entity Registrant Name	TITAN ENVIRONMENTAL SOLUTIONS INC
Entity Central Index Key	0001514056
Entity Tax Identification Number	30-0580318
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	300 E. Long Lake Road
Entity Address, Address Line Two	Suite 100A
Entity Address, City or Town	Bloomfield Hills
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48304
City Area Code	(248)
Local Phone Number	775-7400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false